Changes in Allowance for Credit Losses by Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at Beginning of Year	$ 328.9	$ 357.3	$ 340.6
Charge-Offs	(63.0)	(116.3)	(150.1)
Recoveries	36.7	32.9	6.9
Net (Charge-Offs) Recoveries	(26.3)	(83.4)	(143.2)
Provision for Credit Losses	25.0	55.0	160.0
Effect of Foreign Exchange Rates			(0.1)
Balance at End of Year	327.6	328.9	357.3
Loans and Leases	297.9	294.8	319.6
Unfunded Commitments and Standby Letters of Credit	29.7	34.1	37.7
Total Allowance for Credit Losses	327.6	328.9	357.3
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at Beginning of Year	211.0	256.7	252.2
Charge-Offs	(19.9)	(56.3)	(76.2)
Recoveries	20.3	21.5	3.6
Net (Charge-Offs) Recoveries	0.4	(34.8)	(72.6)
Provision for Credit Losses	(17.2)	(10.9)	77.2
Effect of Foreign Exchange Rates			(0.1)
Balance at End of Year	194.2	211.0	256.7
Loans and Leases	166.1	178.6	220.7
Unfunded Commitments and Standby Letters of Credit	28.1	32.4	36.0
Total Allowance for Credit Losses	194.2	211.0	256.7
Personal
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at Beginning of Year	117.9	100.6	88.4
Charge-Offs	(43.1)	(60.0)	(73.9)
Recoveries	16.4	11.4	3.3
Net (Charge-Offs) Recoveries	(26.7)	(48.6)	(70.6)
Provision for Credit Losses	42.2	65.9	82.8
Balance at End of Year	133.4	117.9	100.6
Loans and Leases	131.8	116.2	98.9
Unfunded Commitments and Standby Letters of Credit	1.6	1.7	1.7
Total Allowance for Credit Losses	$ 133.4	$ 117.9	$ 100.6